Description of Organization, Business Operations, Going Concern - Additional Information (Detail) - USD ($)			2 Months Ended
	Mar. 26, 2021	Feb. 01, 2021	Mar. 31, 2021
Entity incorporation, date of incorporation			Jan. 29, 2021
Shares issued, price per share	$ 10.00
Proceeds from issuance initial public offering	$ 400,000,000
Proceeds from issuance of private placement			$ 11,326,880
Gross proceeds from share issued		$ 25,000	$ 408,017,238
Threshold percentage of stock price trigger obligation to redeem			100.00%
Number of business days after the expiry date within which the public shares shall be redeemed			24 months
Percentage of the net assets of the target company excluding the amount of any deferred underwriting commissions		80.00%	80.00%
Equity method investment ownership percentage		50.00%	50.00%
Per share amount to be maintained in the trust account		$ 10.00	$ 10.00
Maturity of investment held in trust account		180 days	180 days
Number of business days to complete business combination		24 months	24 months
Interest expense, trust account		$ 100,000	$ 100,000
Liquidation basis of accounting, liquidation plan			of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims
Working capital deficiency		$ 95,000
Asset Held In Trust Account [Member]
Shares issued, price per share		$ 10.00	$ 10.00
Public Stockholders [Member]
Net tangible assets		$ 5,000,001	$ 5,000,001
Percentage of public shareholding eligible for redemption without prior consent		15.00%	15.00%
Percentage of public shareholding eligible for redemption on non occurrence of business combination		100.00%	100.00%
IPO
Stock Issued During Period, Shares, New Issues	400,000,000
Shares issued, price per share	$ 10.00	$ 10.00
Sale of stock issue price per share	$ 10
Private Placement
Additional shares issued	16,344,118
Class A Common Stock
Stock Issued During Period, Shares, New Issues	41,634,412
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Class A Common Stock | IPO
Stock Issued During Period, Shares, New Issues	40,000,000	40,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Shares issued, price per share	10.00	$ 10.00
Sale of stock issue price per share	$ 10.00
Class A Common Stock | IPO, Including Over-Allotment Option
Stock Issued During Period, Shares, New Issues		46,000,000
Class A Common Stock | Private Placement
Stock Issued During Period, Shares, New Issues	1,100,000	1,100,000
Common stock, par or stated value per share	$ 0.0001
Shares issued, price per share	$ 10.00
Proceeds from issuance of private placement	$ 11,000,000
Sale of stock issue price per share			$ 10.00
Class A Common Stock | Private Placement, Including Over-Allotment Option
Stock Issued During Period, Shares, New Issues		1,220,000
Class A Common Stock | Over-Allotment Option
Stock Issued During Period, Shares, New Issues	1,634,412	6,000,000
Shares issued, price per share	$ 10.00